SUBSEQUENT EVENTS	12 Months Ended
Oct. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10) management has performed an evaluation of subsequent events through the date that the financial statements were available to be issued and has determined that it does not have any material subsequent events to disclose in these financial statements other than the following.

Termination of Agreements to Acquire Pickle Jar Holdings Inc.

On August 23, 2023, the Company entered into a binding Letter of Intent (LOI) with Pickle Jar Holdings Inc. The initial term of the LOI runs through September 30, 2023, allowing for the parties to complete their due diligence requirement, with the intent of entering into a definitive agreement prior to September 30, 2023. On November 6, 2023, the parties to the agreement have mutually agreed to terminate the MOU and LOI and to fully release all parties to the agreement.

Reverse Merger/Acquisition of ReachOut Technology Corp.

On November 9,2023, the Company closed the Share Exchange and Control Block Transfer Agreements with ReachOut Technology Corp. (“ReachOut”) whereby 100% of the membership interests of ReachOut were exchanged for a Series C Preferred Stock which are convertible into 87.5% of the total issued and outstanding shares of common stock of the Company (fully diluted basis) as determined at the consummation of the acquisition.

The Share Exchange is intended to constitute a reorganization with the meaning of Section 368 of the Internal Revenue Code of 1986 (as amended), as such existing tax benefits will be fully impaired.

As a result of the transaction, ReachOut became a subsidiary of the Company.

The Company evaluated the substance of the merger transaction and found it met the criteria for the accounting and reporting treatment of a reverse acquisition under ASC 805 (Business Combinations)-40-45 (Reverse Acquisition and Other Presentation Matters) and accordingly will consolidate the operations of ReachOut and the Company and the financial condition from the closing date of the transaction. The historic results of operations will reflect those of ReachOut. As such, ReachOut is treated as the acquirer while the Company is treated as the acquired entity for accounting and financial reporting purposes. The final accounting for the acquisition is still underway with the audit of the acquired company expected to be completed by mid-February.

Under reverse merger accounting, the comparative historical financial statements of the Company, as the legal acquirer, are those of the accounting acquirer, ReachOut, the Company’s financial statements prior to the closing of the reverse acquisition; reflect only the business of ReachOut and its subsidiaries.

Under the terms of the Control Block Transfer Agreement, Everett Dickson (former CEO) is to sell all his remaining Series A Preferred Stock to Richard Jordan (new CEO) for $140,000.

Following the closing of the agreements, Robert Bohorad and Everett Dickson resigned their positions as CEO and Chairman of the Board of Directors, respectively and Richard Jordan was appointed to those positions.

The Company has authorized 8,750,000 Series C Preferred Shares of Stock, effective December 13, 2023. The shares have a stated value of $3.00 per share, earns a 2% dividend on the stated value, which cumulative and payable solely upon redemption. The stock has voting rights equal to the number of common shares into which the preferred shares may be converted. At any time following 180 days from the date of issuance the preferred stock in aggregate can be converted into 87.5% of the outstanding common stock for a period of twenty-four months from the date of issuance.

The Company is obligated under the terms of the Share Exchange Agreement to issue 8,750,000 shares of Series C Preferred Stock to the owners of ReachOut. in exchange for 100% of the shares of ReachOut upon closing the aforementioned acquisition.

The Company has authorized 1,250,000 Series D Preferred Shares of Stock, effective December 13, 2023. The shares have a stated value of $1.00 per share, earns a 2% dividend on the stated value, which cumulative and payable solely upon redemption. The stock has voting rights equal to the number of common shares into which the preferred shares may be converted. At any time following 180 days from the date of issuance the preferred stock in aggregate can be converted into 12.5% of the outstanding common stock for a period of twenty-four months from the date of issuance.

The Company is obligated under the terms of the Security Purchase Agreement to issue 1,000,000 shares of Series D Preferred Stock along with warrants having an exercise price of $0.0003 and a term of seven years for the issuance of 142,424,186 shares of common stock as inducement to lend an aggregate principal amount of $470,000 upon closing the aforementioned acquisition.

The Company is obligated under the terms of the Security Purchase Agreement to issue 250,000 shares of Series D Preferred Stock to Everett Dickson as consideration for surrendering 4,525,000, shares of Series A Preferred Stock (see note 12).

Securities Issued

In November 2023, YCRM issued a convertible note payable, warrants to purchase to the Company’s common stock and Series D Preferred Shares to Trillium Partners, L.P. The convertible note has principal of $470,000, bears interest at 12%, matures on May 31, 2025 and may be converted to common shares at the lower of $0.0003 or 50% of the lowest traded price during the thirty days prior to conversion. The warrants allow the holder to purchase 142,424,186 shares of common stock for $0.0003 (subject to certain specified adjustments) for a period of seven years from the date of issuance. The issuance of 1,000,000 Series D Preferred shares of stock, is entitled to 2% cumulative dividend based on the stated value ($1.00), has voting rights (based upon common stock equivalent shares) and are convertible into common stock at a percentage (10%) of the issued and outstanding.

On January 11, 2024, YCRM issued a convertible note payable and warrants to purchase to the Company’s common stock to Trillium Partners, L.P. The convertible note has principal of $539,000, bears interest at 12%, matures on May 31, 2025 and may be converted to common shares at the lower of $0.0003 or 50% of the lowest traded price during the thirty days prior to conversion. The warrants allow the holder to purchase 163,333,333 shares of common stock for $0.0003 (subject to certain specified adjustments) for a period of seven years from the date of issuance.

Service Agreement

On December 1, 2023, the Company entered into a service agreement with Frondeur Partners LLC (“Frondeur”). Frondeur will provide accounting, reporting and consulting services on monthly basis. On December 1, 2023, the Company executed a corporate services agreement with Frondeur Partners LLC a Nevada limited liability company. Under the terms of the agreement the Company will receive accounting and reporting services. As compensation Frondeur will receive monthly payments of $10,000 in cash and a convertible promissory note for $15000 The notes are convertible into the Company’s common stock at a 50% discount to the market price (defined in the notes). As of the date of issuance of this report the Company has issued three such notes (December 1, 2023, January 1, and February 1, 2024), which are to be accounted for as stock settled debt under ASC 480.

Debt Cancellation

On January 9, 2024, Mid Penn Bank and the Company executed an Assignment of Assets and Cancellation of Debt agreement. The assets assigned include all rights to trademarks and other property related to the Yuengling ice cream business. The debt cancelled consists of an SBA loan have principal of $589,092 and a line of credit having an outstanding principal balance of $489,439, together with unpaid accrued interest pf approximately $113,000.

The Company is analyzing the potential tax impact of the debt cancellation. Since the debt was assumed in acquisition the basis of the liability to the Company may negate the potential tax on debt forgiveness.

Settlement of Obligations from Service Agreement

On January 23, 2024, Desmond Partners, LLC and the Company entered into a Settlement Agreement and Mutual Release relating to the Professional Services Agreement (‘initial agreement”) entered into by the parties on January 20, 2022. Under the terms of the settlement the Company will issue 500,000 common shares to Desmond Partners, LLC thereby settling all claims for service and fees related thereto and releasing both parties from the terms of the initial agreement.

On January 26, 2024, Everett Dickson acquired the preferred series A shares formerly held by Device Corp. The shares are convertible into common shares and are fully described at footnote 10.